Changes of goodwill (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance at beginning of the year	R$ 28,360,137	R$ 28,375,004	R$ 28,378,288
Additions (loss):
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)	(1,039,304)
Toro Corretora de Títulos e Valores Mobiliários Ltda.	305,937
Liderança Serviços Especializados em Cobranças Ltda.	237,663
Solution 4Fleet Consultoria Empresarial S.A.	32,613
Paytec Tecnologia em Pagamentos Ltda.	11,336
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	5,271
Others	1,816	(14,867)	(3,284)
Balance at end of the year	R$ 27,915,469	R$ 28,360,137	R$ 28,375,004